Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Income tax expense	$ 6	$ 3	$ 34	$ 21	$ 52	$ (380)
U.S. federal income tax rate (as a percent)			21.00%		21.00%	21.00%